10-Q Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Gross written premiums	$ 175,539,000	$ 116,742,000	$ 313,971,000	$ 212,448,000
Ceded written premiums	(63,486,000)	(40,310,000)	(111,066,000)	(72,059,000)
Net written premiums	112,053,000	76,432,000	202,905,000	140,389,000
Change in net unearned premiums	(21,966,000)	(15,058,000)	(29,838,000)	(23,353,000)
Net earned premiums	90,087,000	61,374,000	173,067,000	117,036,000
Net investment income	8,777,000	4,048,000	16,437,000	7,401,000
Net realized investment gains	1,900	0	1,900	0
Other insurance-related income	32,000	31,000	63,000	63,000
Total revenues	98,898,000	65,453,000	189,569,000	124,500,000
Expenses
Net losses and loss adjustment expenses	59,018,000	37,409,000	113,338,000	70,868,000
Net acquisition costs	7,582,000	4,960,000	14,104,000	9,531,000
Operating expenses	22,855,000	14,616,000	43,377,000	29,080,000
Non-operating expenses	1,481,000	0	1,698,000	0
Warrant expense	332,000	0	332,000	0
Credit facility interest expenses and fees	224,000	0	224,000	0
Foreign exchange (gains) losses	(4,000)	8,000	30,000	(19,000)
Total expenses	91,488,000	56,993,000	173,103,000	109,460,000
Income before income taxes	7,410,000	8,460,000	16,466,000	15,040,000
Income tax expense	(1,877,000)	(1,905,000)	(3,921,000)	(3,485,000)
Net income	5,533,000	6,555,000	12,545,000	11,555,000
Other comprehensive income
Change in unrealized (loss) gain on investments (net of income tax benefit (expense) of $6, $722, $249, $(119), respectively	(21,000)	(2,718,000)	(937,000)	446,000
Total comprehensive income	$ 5,512,000	$ 3,837,000	$ 11,608,000	$ 12,001,000
Earnings per share:
Basic (in dollars per share)	$ 0.20	$ 0.27	$ 0.49	$ 0.48
Diluted (in dollars per share)	$ 0.20	$ 0.27	$ 0.48	$ 0.48
Weighted average shares outstanding:
Basic (in shares)	27,648,869	24,000,000	25,824,434	24,000,000
Diluted (in shares)	27,771,108	24,000,000	25,885,554	24,000,000